INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax Expense Applicable Tax Rate	25.00%	25.00%	25.00%